Significant Accounting Policies - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure Of Significant Accounting Policies [Line Items]
Capitalized development costs	$ 0	$ 0
Indefinite life intangible assets	0
Right-of-use assets	0
Deficit	$ (330,681,375)	$ (163,534,626)
IFRS 16
Disclosure Of Significant Accounting Policies [Line Items]
Weighted average incremental borrowing rate			5.14%